Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		78 Months Ended	84 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Operating activities
Net loss	$ (8,217,000)	$ (8,957,000)	$ (15,087,000)	$ (21,564,000)	$ (90,085,000)	$ (98,302,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	72,000	206,000	353,000	521,000	2,379,000	2,451,000
Amortization of deferred financing costs and debt discount	177,000	67,000	175,000	78,000	299,000	476,000
Accretion of final interest payment on term loans	105,000		128,000		128,000	233,000
Fair value adjustment of warrants and investor right obligation	(263,000)	105,000	63,000	(22,000)	5,362,000	5,099,000
Stock-based compensation expense	335,000	222,000	612,000	312,000	1,546,000	1,881,000
Loss from disposal of property and equipment				1,000	5,000	5,000
Common stock issued for license					1,000
Changes in operating assets and liabilities:
Restricted cash					(161,000)	(161,000)
Accounts receivable	(460,000)	(844,000)	(2,267,000)	(185,000)	(2,452,000)	(2,912,000)
Prepaid expenses and other current assets	176,000	196,000	(227,000)	(167,000)	(820,000)	(643,000)
Accounts payable	392,000	204,000	1,219,000	(305,000)	2,019,000	1,964,000
Accrued expenses	1,135,000	(1,662,000)	(1,675,000)	1,455,000	2,303,000	3,235,000
Deferred revenue	(699,000)		699,000		699,000
Net cash used in operating activities	(7,247,000)	(10,463,000)	(16,007,000)	(19,876,000)	(78,777,000)	(86,674,000)
Investing activities
Purchases of property and equipment	(22,000)	(10,000)	(54,000)	(65,000)	(2,619,000)	(2,641,000)
Net cash used in investing activities	(22,000)	(10,000)	(54,000)	(65,000)	(2,619,000)	(2,641,000)
Financing activities
Proceeds from sale of common stock, net of issuance costs	73,805,000					73,194,000
Proceeds from sale of convertible preferred stock, net of issuance costs					79,841,000	79,841,000
Deferred financing fees			(1,346,000)	(170,000)	(1,536,000)	(275,000)
Proceeds from issuance of term loan payable	3,000,000		6,200,000	8,000,000	15,750,000	18,750,000
Repayment of term loan	(1,409,000)	(857,000)	(2,197,000)	(52,000)	(3,747,000)	(5,156,000)
Proceeds from sale of restricted common stock and common stock to founders					20,000	20,000
Proceeds from exercise of stock options	10,000	20,000	29,000	32,000	147,000	157,000
Net cash provided by (used in) financing activities	75,406,000	(837,000)	2,686,000	7,810,000	90,475,000	166,531,000
Net increase (decrease) in cash and cash equivalents	68,137,000	(11,310,000)	(13,375,000)	(12,131,000)	9,079,000	77,216,000
Cash and cash equivalents at beginning of period	9,079,000	22,454,000	22,454,000	34,585,000
Cash and cash equivalents at end of period	77,216,000	11,144,000	9,079,000	22,454,000	9,079,000	77,216,000
Supplemental cash flow and noncash financing activities
Cash paid for interest	561,000	355,000	702,000	78,000	1,012,000	1,573,000
Fair value of warrants issued in connection with issuance of term loan	115,000		241,000	302,000	569,000	684,000
Reclassification of investors rights/liability to stockholders' equity					5,321,000	5,321,000
Conversion of convertible preferred stock into common stock	79,832,000					79,832,000
Reclassification of warrant liability to additional paid-in-capital	462,000					462,000
Reclassification of deferred financing costs to additional paid-in-capital	$ 1,261,000					$ 1,261,000